Information on geographical areas - Summary of additional information by country (Details) € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) eMPLOYEE	Dec. 31, 2022 EUR (€) eMPLOYEE	Dec. 31, 2021 EUR (€) eMPLOYEE
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	59,434	57,569	57,660
Total income	€ 18,121.0	€ 30,418.0	€ 20,093.0
Total assets	980,299.0	976,834.0	949,250.0
Result before taxation	6,037.0	17,358.0	8,385.0
Taxation	1,662.0	5,130.0	2,306.0
Tax paid	€ 2,700.0	€ 1,474.0	€ 1,873.0
Netherlands
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	14,449	14,488	15,138
Total income	€ 5,171.0	€ 8,831.0	€ 6,621.0
Total assets	294,485.0	310,912.0	299,767.0
Result before taxation	1,445.0	4,874.0	2,384.0
Taxation	461.0	1,399.0	728.0
Tax paid	€ 601.0	€ 376.0	€ 428.0
Belgium
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	6,392	6,582	6,965
Total income	€ 1,917.0	€ 4,365.0	€ 2,754.0
Total assets	128,391.0	128,323.0	130,335.0
Result before taxation	(119.0)	2,297.0	842.0
Taxation	7.0	584.0	212.0
Tax paid	€ 169.0	€ 152.0	€ 174.0
Luxembourg
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	939	927	856
Total income	€ 587.0	€ 503.0	€ 366.0
Total assets	14,435.0	18,415.0	20,406.0
Result before taxation	328.0	262.0	189.0
Taxation	84.0	66.0	48.0
Tax paid	€ 40.0	€ 37.0	€ 20.0
Germany
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	5,499	5,573	5,521
Total income	€ 1,244.0	€ 8,573.0	€ 2,962.0
Total assets	171,899.0	167,516.0	159,799.0
Result before taxation	(221.0)	6,798.0	1,587.0
Taxation	(55.0)	2,176.0	523.0
Tax paid	€ 904.0	€ 189.0	€ 493.0
Poland
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	11,677	11,130	10,674
Total income	€ 2,350.0	€ 1,652.0	€ 1,509.0
Total assets	52,134.0	45,598.0	43,888.0
Result before taxation	1,236.0	544.0	660.0
Taxation	286.0	143.0	154.0
Tax paid	€ 136.0	€ (23.0)	€ 235.0
Spain
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	1,576	1,439	1,380
Total income	€ 1,156.0	€ 899.0	€ 743.0
Total assets	33,092.0	32,277.0	32,559.0
Result before taxation	533.0	321.0	212.0
Taxation	125.0	105.0	57.0
Tax paid	€ 114.0	€ 101.0	€ 59.0
Italy
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	1,190	1,118	1,099
Total income	€ 433.0	€ 345.0	€ 335.0
Total assets	14,832.0	14,152.0	13,983.0
Result before taxation	128.0	63.0	73.0
Taxation	54.0	22.0	25.0
Tax paid	€ 19.0	€ 2.0	€ 2.0
Romania
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	3,971	3,580	3,319
Total income	€ 690.0	€ 584.0	€ 495.0
Total assets	11,496.0	10,555.0	9,635.0
Result before taxation	396.0	324.0	273.0
Taxation	61.0	51.0	41.0
Tax paid	€ 55.0	€ 67.0	€ 21.0
Türkiye
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	2,973	3,076	3,338
Total income	€ 14.0	€ 64.0	€ 335.0
Total assets	4,770.0	5,400.0	5,818.0
Result before taxation	(232.0)	(143.0)	144.0
Taxation	(20.0)	65.0	35.0
Tax paid	€ 29.0	€ 79.0	€ 33.0
United Kingdom
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	722	692	698
Total income	€ 758.0	€ 693.0	€ 636.0
Total assets	50,572.0	46,066.0	50,734.0
Result before taxation	510.0	286.0	277.0
Taxation	131.0	81.0	73.0
Tax paid	€ 101.0	€ 58.0	€ 50.0
France
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	194	600	764
Total income	€ 221.0	€ 557.0	€ 313.0
Total assets	8,458.0	9,086.0	12,397.0
Result before taxation	91.0	228.0	(65.0)
Taxation	25.0	60.0	(16.0)
Tax paid	7.0	22.0	(7.0)
Public subsidies amount received	€ 0.2	€ 0.1	€ 0.0
Switzerland
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	292	277	259
Total income	€ 248.0	€ 290.0	€ 241.0
Total assets	8,501.0	9,513.0	11,081.0
Result before taxation	137.0	182.0	148.0
Taxation	19.0	25.0	21.0
Tax paid	€ 52.0	€ 45.0	€ 67.0
Ireland
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	82	72	64
Total income	€ 83.0	€ 66.0	€ 70.0
Total assets	3,907.0	2,773.0	1,831.0
Result before taxation	71.0	28.0	77.0
Taxation	9.0	3.0	10.0
Tax paid	€ 8.0	€ 6.0	€ 10.0
Czech Republic
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	134	137	285
Total income	€ 76.0	€ 78.0	€ 100.0
Total assets	3,191.0	3,192.0	2,894.0
Result before taxation	33.0	38.0	33.0
Taxation	6.0	6.0	8.0
Tax paid	€ 10.0	€ 13.0	€ (2.0)
Hungary
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	127	120	119
Total income	€ 85.0	€ 82.0	€ 44.0
Total assets	1,893.0	1,993.0	1,148.0
Result before taxation	35.0	38.0	12.0
Taxation	7.0	5.0	3.0
Tax paid	€ 9.0	€ 2.0	€ 2.0
Russia
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	259	272	281
Total income	€ 136.0	€ 246.0	€ 38.0
Total assets	925.0	2,783.0	898.0
Result before taxation	151.0	128.0	3.0
Taxation	31.0	9.0	0.0
Tax paid	€ 20.0	€ 21.0	€ (7.0)
Slovakia
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	1,347	1,129	983
Total income	€ 20.0	€ 15.0	€ 15.0
Total assets	618.0	391.0	352.0
Result before taxation	11.0	(1.0)	3.0
Taxation	2.0	1.0	0.0
Tax paid	€ 2.0	€ 0.0	€ 2.0
Portugal
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	10	11	11
Total income	€ 17.0	€ 15.0	€ 15.0
Total assets	620.0	689.0	675.0
Result before taxation	12.0	9.0	9.0
Taxation	3.0	3.0	3.0
Tax paid	€ 2.0	€ 2.0	€ 3.0
Ukraine
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	91	91	96
Total income	€ 53.0	€ 45.0	€ 22.0
Total assets	590.0	385.0	409.0
Result before taxation	44.0	9.0	11.0
Taxation	22.0	2.0	2.0
Tax paid	€ 7.0	€ 2.0	€ 2.0
Bulgaria
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	61	60	61
Total income	€ 23.0	€ 15.0	€ 14.0
Total assets	530.0	436.0	420.0
Result before taxation	11.0	1.0	2.0
Taxation	1.0	0.0	0.0
Tax paid	€ 1.0	€ 0.0	€ 0.0
Austria
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	17	17	292
Total income	€ 9.0	€ 19.0	€ 175.0
Total assets	383.0	261.0	419.0
Result before taxation	(4.0)	9.0	101.0
Taxation	(1.0)	2.0	16.0
Tax paid	€ 1.0	€ 3.0	€ 6.0
Australia
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	1,820	1,556	1,503
Total income	€ 1,033.0	€ 948.0	€ 782.0
Total assets	52,734.0	52,728.0	49,826.0
Result before taxation	572.0	557.0	500.0
Taxation	174.0	172.0	149.0
Tax paid	€ 185.0	€ 135.0	€ 121.0
USA
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	603	586	563
Total income	€ 1,124.0	€ 892.0	€ 936.0
Total assets	66,143.0	65,024.0	55,582.0
Result before taxation	654.0	413.0	779.0
Taxation	185.0	115.0	182.0
Tax paid	€ 183.0	€ 135.0	€ 148.0
Singapore
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	576	565	573
Total income	€ 354.0	€ 354.0	€ 331.0
Total assets	26,816.0	25,701.0	24,163.0
Result before taxation	172.0	105.0	133.0
Taxation	24.0	14.0	19.0
Tax paid	€ 13.0	€ 21.0	€ 9.0
South Korea
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	86	78	75
Total income	€ 92.0	€ 86.0	€ 65.0
Total assets	6,167.0	7,989.0	5,800.0
Result before taxation	39.0	47.0	26.0
Taxation	9.0	12.0	6.0
Tax paid	€ 24.0	€ 7.0	€ (2.0)
Japan
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	32	31	30
Total income	€ 40.0	€ 30.0	€ 25.0
Total assets	14,267.0	5,128.0	2,256.0
Result before taxation	17.0	20.0	4.0
Taxation	7.0	7.0	2.0
Tax paid	€ 10.0	€ (1.0)	€ 3.0
Hong Kong
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	104	103	105
Total income	€ 101.0	€ 82.0	€ 79.0
Total assets	4,378.0	4,343.0	6,691.0
Result before taxation	(18.0)	(33.0)	5.0
Taxation	(2.0)	(5.0)	1.0
Tax paid	€ 0.0	€ 0.0	€ (7.0)
Taiwan
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	37	35	33
Total income	€ 39.0	€ 33.0	€ 26.0
Total assets	2,597.0	3,578.0	2,963.0
Result before taxation	0.0	(16.0)	(3.0)
Taxation	1.0	(5.0)	(1.0)
Tax paid	€ 0.0	€ 4.0	€ 0.0
China
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	78	76	79
Total income	€ 18.0	€ 30.0	€ 26.0
Total assets	998.0	1,181.0	1,654.0
Result before taxation	(12.0)	4.0	0.0
Taxation	2.0	5.0	6.0
Tax paid	€ (9.0)	€ 13.0	€ (1.0)
Slovakia
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	4,079	3,098	2,414
Total income	€ 10.0	€ 10.0	€ 6.0
Total assets	403.0	381.0	567.0
Result before taxation	1.0	(39.0)	(33.0)
Taxation	2.0	8.0	(5.0)
Tax paid	€ 2.0	€ 2.0	€ 1.0
Brazil
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	2	30	63
Total income	€ 18.0	€ 17.0	€ 13.0
Total assets	73.0	57.0	288.0
Result before taxation	17.0	9.0	1.0
Taxation	0.0	1.0	5.0
Tax paid	€ 4.0	€ 5.0	€ 8.0
United Arab Emirates
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	11	10	10
Total income	€ (2.0)	€ (1.0)	€ 0.0
Total assets	1.0	1.0	1.0
Result before taxation	(3.0)	(1.0)	(1.0)
Taxation	0.0	0.0	0.0
Tax paid	€ 0.0	€ 0.0	€ 0.0
Sri Lanka
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	4	4	0
Total income	€ 0.0	€ 0.0	€ 0.0
Total assets	0.0	0.0	0.0
Result before taxation	0.0	0.0	0.0
Taxation	0.0	0.0	0.0
Tax paid	€ 0.0	€ 0.0	€ 0.0
Mexico
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE		6	6
Total income		€ 0.0	€ 1.0
Total assets		1.0	3.0
Result before taxation		(2.0)	(1.0)
Taxation		0.0	0.0
Tax paid		€ 0.0	€ 0.0
Canada
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE		0	0
Total income		€ 0.0	€ 0.0
Total assets		0.0	0.0
Result before taxation		0.0	0.0
Taxation		0.0	0.0
Tax paid		€ 0.0	€ 0.0
Colombia
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE			0
Total income			€ 0.0
Total assets			0.0
Result before taxation			0.0
Taxation			0.0
Tax paid			€ 0.0
Macau
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE		0	0
Total income		€ 0.0	€ 0.0
Total assets		0.0	0.0
Result before taxation		0.0	0.0
Taxation		0.0	0.0
Tax paid		€ 0.0	€ 0.0
Indonesia
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE		0	0
Total income		€ 0.0	€ 0.0
Total assets		0.0	5.0
Result before taxation		0.0	0.0
Taxation		0.0	0.0
Tax paid		€ 0.0	€ 0.0
Malaysia
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE		0	4
Total income		€ 0.0	€ 0.0
Total assets		1.0	1.0
Result before taxation		0.0	(1.0)
Taxation		0.0	0.0
Tax paid	€ 0.0	€ 0.0	€ 0.0
Mauritius
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE		0	0
Total income		€ 0.0	€ 0.0
Total assets		0.0	0.0
Result before taxation		0.0	0.0
Taxation		0.0	0.0
Tax paid		€ 0.0	€ 0.0